PRIVATE PLACEMENT (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of private warrants		$ 4,299,500
Exercise price of warrant	$ 11.50	$ 11.50
Over-allotment option | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Price of warrants	$ 0.93	$ 0.93
Proceeds from sale of private warrants	$ 247,500	$ 247,500
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Price of warrants	$ 0.93	$ 0.93
Proceeds from sale of private warrants	$ 4,052,000	$ 4,052,000
Number of shares per warrant	1
Exercise price of warrant	$ 11.50	$ 11.50